Intellectual Property and Collaborative Agreements (Detail Textuals 2) - USD ($) shares in Thousands, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Apr. 30, 2016	Feb. 29, 2016	Nov. 30, 2015	Jan. 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
March 2016 license agreement
Intellectual Property And Collaborative Agreements [Line Items]
Upfront license fee					$ 250
Amount received in success-based milestones					40,000
Novosom
Intellectual Property And Collaborative Agreements [Line Items]
Number of common stock issued for settlement				120		130
Amount pledged to issue common stock			$ 60				$ 80
Novosom | Subsequent event
Intellectual Property And Collaborative Agreements [Line Items]
Number of common stock issued for settlement		210
Novosom | December 2015 milestone payment with MiNA Therapeutics
Intellectual Property And Collaborative Agreements [Line Items]
Number of common stock issued for settlement		210
Amount pledged to issue common stock		$ 60
Novosom | March 2016 license agreement
Intellectual Property And Collaborative Agreements [Line Items]
Amount pledged to issue common stock					$ 75
Novosom | March 2016 license agreement | Subsequent event
Intellectual Property And Collaborative Agreements [Line Items]
Number of common stock issued for settlement	470
Amount pledged to issue common stock	$ 75